7. CAPITAL AND RESERVES: Schedule of continuity of finder's options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Finder's Options Outstanding, Number of Options	102,813	127,563
Finder's Options Outstanding, Number of Options Issued	0	0
Finder's Options Outstanding, Number of Options Exercised	0	0
Finder's Options Outstanding, Number of Options Expired	(102,813)	(24,750)
Finder's Options Outstanding, Number of Options	0	102,813
Finder's Options, Weighted Average Exercise Price	$ 0.40	$ 0.40
Finder's Options, Weighted Average Exercise Price, Issued	0	0
Finder's Options, Weighted Average Exercise Price, Exercised	0	0
Finder's Options, Weighted Average Exercise Price, Expired	0.40	0.40
Finder's Options, Weighted Average Exercise Price	$ 0	$ 0.40
Option 1
Finder's Option, Expiry Date	Jul. 04, 2019
Finder's Option, Exercise Price	$ 0.40
Finder's Option, Number of Options	102,813
Finder's Option, Number of Options Issued	0
Finder's Option, Number of Options Exercised	0
Finder's Option, Number of Options Expired	(102,813)
Finder's Option, Number of Options	0	102,813
Finders Options 1
Finder's Option, Expiry Date		Jul. 14, 2018
Finder's Option, Exercise Price		$ 0.40
Finder's Option, Number of Options	0	24,750
Finder's Option, Number of Options Issued		0
Finder's Option, Number of Options Exercised		0
Finder's Option, Number of Options Expired		(24,750)
Finder's Option, Number of Options		0
Finders Options 2
Finder's Option, Expiry Date		Jul. 04, 2019
Finder's Option, Exercise Price		$ 0.40
Finder's Option, Number of Options	102,813	102,813
Finder's Option, Number of Options Issued		0
Finder's Option, Number of Options Exercised		0
Finder's Option, Number of Options Expired		0
Finder's Option, Number of Options		102,813